STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS - Outstanding Warrants (Details)	12 Months Ended
Sep. 30, 2021 $ / shares shares
Shares Underlying Options/Warrants
Outstanding at the beginning | shares	74,784
Issued | shares	5,091,540
Exercised | shares	(391,682)
Outstanding at the end | shares	4,774,642
Exercisable at the end | shares	4,774,642
Weighted Average Exercise Price
Outstanding at the beginning (in dollars per share) | $ / shares	$ 5
Issued (in dollars per share) | $ / shares	3.03
Exercised (in dollars per share) | $ / shares	4.39
Outstanding at the end (in dollars per share) | $ / shares	2.87
Exercisable at the end (in dollars per share) | $ / shares	$ 2.87
Weighted Average Remaining Contractual Term (Years)
Issued (in years)	5 years
Outstanding at the end (in years)	4 years 8 months 12 days
Exercisable at the end (in years)	4 years 8 months 12 days